Property, equipment and software, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Property, equipment and software, net
Total	¥ 89,872	¥ 69,368
Less: accumulated depreciation and impairment	(19,837)	(14,288)
Net book value	70,035	55,080		$ 9,864
Depreciation expenses	6,088	5,295	¥ 5,000
Impairment loss	819	0	¥ 0
Electronic equipment
Property, equipment and software, net
Total	2,644	2,663
Land, building and building improvement
Property, equipment and software, net
Total	56,445	40,642
Logistics,warehouse and other heavy equipment
Property, equipment and software, net
Total	16,653	14,097
Vehicles
Property, equipment and software, net
Total	7,268	5,743
Leasehold improvement
Property, equipment and software, net
Total	5,117	4,550
Office equipment
Property, equipment and software, net
Total	696	640
Software
Property, equipment and software, net
Total	¥ 1,049	¥ 1,033